T. ROWE PRICE Overseas Stock Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 5.4%
Common Stocks 5.4%
Australia & New Zealand Banking Group  5,640,175 100,375
BHP Group  1,872,090 65,565
BHP Group (GBP)  4,890,309 171,521
Challenger  9,361,437 47,994
IGO  26,427,417 274,720
Macquarie Group  862,786 115,103
Rio Tinto  617,324 55,397
Scentre Group  43,090,518 93,498
South32  30,051,667 96,434
Woodside Energy Group (GBP)  883,684 22,882
Worley  11,597,793 127,317
Total Australia (Cost
$825,917
)
1,170,806
AUSTRIA 0.3%
Common Stocks 0.3%
Erste Group Bank  1,622,776 61,575
Total Austria (Cost
$44,628
)
61,575
BELGIUM 0.5%
Common Stocks 0.5%
Umicore  2,614,403 98,836
Total Belgium (Cost
$81,236
)
98,836
BRAZIL 0.2%
Common Stocks 0.2%
XP, Class A (USD) (1) 2,392,207 42,629
Total Brazil (Cost
$74,890
)
42,629
CANADA 4.0%
Common Stocks 4.0%
Definity Financial  1,207,821 32,543
Element Fleet Management  12,237,043 172,903
Magna International (USD) (2) 2,411,183 156,582
Manulife Financial  5,419,100 107,238
National Bank of Canada (2) 2,713,385 203,828
Sun Life Financial  4,003,805 201,191
Total Canada (Cost
$624,313
)
874,285

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.7%
Common Stocks 0.7%
Antofagasta (GBP)  6,584,577 141,480
Total Chile (Cost
$79,728
)
141,480
CHINA 1.2%
Common Stocks 1.2%
Alibaba Group Holding, ADR (USD) (1) 244,938 26,992
Beijing Enterprises Holdings (HKD)  11,112,500 37,736
Meituan, Class B (HKD) (1) 91,710 2,050
PICC Property & Casualty, Class H (HKD)  90,782,000 85,349
Ping An Insurance Group, Class H (HKD)  7,028,000 54,592
Tencent Holdings (HKD)  917,100 44,689
Total China (Cost
$233,492
)
251,408
DENMARK 0.3%
Common Stocks 0.3%
Genmab (1) 153,200 60,038
Total Denmark (Cost
$48,543
)
60,038
FINLAND 1.4%
Common Stocks 1.4%
Sampo, Class A  3,700,940 194,297
Stora Enso, Class R  7,629,579 109,068
Total Finland (Cost
$230,880
)
303,365
FRANCE 11.3%
Common Stocks 11.3%
Air Liquide  1,039,489 165,514
AXA  10,463,075 326,438
BNP Paribas  2,174,380 149,340
Engie  15,232,340 216,297
EssilorLuxottica  805,068 147,713
Ipsen  383,815 40,314
Kering  213,450 133,184
L'Oreal  486,182 200,750
Legrand  1,693,705 151,018
Safran  862,294 123,994
Sanofi  3,560,527 348,663

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Teleperformance  431,653 119,994
TotalEnergies  4,954,384 306,284
Total France (Cost
$1,957,645
)
2,429,503
GERMANY 9.6%
Common Stocks 9.0%
BASF  1,931,921 110,768
Bayer  3,108,078 193,462
Covestro  2,025,718 93,273
Evotec (1) 2,148,159 42,239
Fresenius  3,384,465 98,085
KION Group  1,867,798 75,210
Munich Re  863,559 311,924
SAP  1,766,642 209,418
Siemens  3,179,961 496,727
Siemens Healthineers  3,012,870 161,576
Stroeer (2) 827,934 45,396
Zalando (1) 2,020,736 94,237
1,932,315
Preferred Stocks 0.6%
Dr Ing hc F Porsche (1) 1,090,840 129,699
129,699
Total Germany (Cost
$2,094,663
)
2,062,014
HONG KONG 0.6%
Common Stocks 0.6%
AIA Group  5,758,600 65,116
Samsonite International (1) 21,504,900 64,063
Total Hong Kong (Cost
$84,616
)
129,179
INDIA 0.5%
Common Stocks 0.5%
Housing Development Finance  3,235,319 104,387
Total India (Cost
$82,283
)
104,387
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,557,937 88,737
Total Ireland (Cost
$93,929
)
88,737

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
ITALY 1.6%
Common Stocks 1.6%
Intesa Sanpaolo  18,691,283 49,144
Moncler  2,111,560 132,158
Prysmian  3,856,397 157,486
Total Italy (Cost
$216,304
)
338,788
JAPAN 19.5%
Common Stocks 19.5%
Asahi Kasei  10,955,300 83,015
Astellas Pharma  14,356,500 211,330
Central Japan Railway  608,000 74,161
CyberAgent  9,011,500 84,275
Denso  2,230,500 120,460
Electric Power Development  4,251,500 68,613
Hamamatsu Photonics  1,856,300 99,183
Honda Motor  1,732,000 42,844
Kirin Holdings  4,152,000 63,981
Mitsubishi  3,133,300 104,921
Mitsubishi Electric  13,986,600 154,143
Mitsubishi HC Capital  10,453,400 53,356
Mitsubishi UFJ Financial Group  16,551,400 121,237
Mitsui Fudosan  7,900,500 148,084
Murata Manufacturing  2,154,900 123,132
Nippon Telegraph & Telephone  12,838,200 384,960
NTT Data  11,766,900 182,521
Omron  931,200 53,880
Otsuka Holdings  2,689,500 86,280
Panasonic  11,296,900 104,760
Recruit Holdings  3,613,500 116,211
Renesas Electronics (1) 5,512,600 56,703
Seven & i Holdings  4,238,000 200,088
SMC  100,800 51,197
SoftBank Group  1,328,100 62,875
Sony Group  2,006,200 179,257
Stanley Electric  2,912,700 62,685
Sumitomo  6,844,800 122,864
Sumitomo Mitsui Trust Holdings  2,000,267 72,867
Suzuki Motor  2,490,900 93,389
TechnoPro Holdings  4,132,400 128,663
THK  2,166,900 45,987
Tokio Marine Holdings  9,101,900 190,637

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Tokyo Electron  343,700 120,131
Tosoh  1,011,100 13,229
Toyota Motor  15,174,800 222,853
Welcia Holdings  1,925,500 43,036
Z Holdings  21,124,600 61,467
Total Japan (Cost
$3,622,826
)
4,209,275
NETHERLANDS 4.5%
Common Stocks 4.5%
Adyen (1) 30,912 46,736
Akzo Nobel  1,531,277 114,057
ASML Holding  526,525 348,374
Heineken  903,372 90,282
ING Groep  19,022,483 275,451
Koninklijke Philips  5,446,911 94,043
Total Netherlands (Cost
$773,873
)
968,943
NORWAY 2.8%
Common Stocks 2.8%
DNB Bank  11,692,347 218,642
Equinor (2) 8,513,371 259,459
Storebrand  14,147,617 123,163
Total Norway (Cost
$456,767
)
601,264
SINGAPORE 1.9%
Common Stocks 1.9%
DBS Group Holdings  3,496,700 95,727
United Overseas Bank  7,519,600 170,925
Wilmar International  48,440,300 150,602
Total Singapore (Cost
$321,145
)
417,254
SOUTH KOREA 1.7%
Common Stocks 1.7%
KT (1) 2,677,495 76,297
NAVER  361,981 60,135
Samsung Electronics  4,701,267 234,171
Total South Korea (Cost
$243,073
)
370,603

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.4%
Common Stocks 0.4%
Amadeus IT Group, Class A (1) 1,557,239 98,112
Total Spain (Cost
$80,698
)
98,112
SWEDEN 2.1%
Common Stocks 2.1%
Autoliv, SDR (2) 1,037,370 95,417
Elekta, Class B  10,198,130 74,230
Svenska Handelsbanken, Class A  13,709,489 142,963
Telefonaktiebolaget LM Ericsson, Class B  24,056,473 139,539
Total Sweden (Cost
$550,581
)
452,149
SWITZERLAND 9.2%
Common Stocks 9.2%
ABB  5,977,710 208,118
Alcon  838,048 63,238
Barry Callebaut  43,596 91,086
Julius Baer Group  1,908,008 122,388
Nestle  5,242,070 639,580
Novartis  3,326,321 300,730
Roche Holding  1,126,858 351,772
Zurich Insurance Group  421,123 208,257
Total Switzerland (Cost
$1,513,676
)
1,985,169
TAIWAN 2.0%
Common Stocks 2.0%
Largan Precision  519,000 37,036
Taiwan Semiconductor Manufacturing  22,644,089 399,596
Total Taiwan (Cost
$172,032
)
436,632
UNITED KINGDOM 13.2%
Common Stocks 13.2%
Amcor, CDI (AUD)  5,680,495 67,855
Ashtead Group  2,161,546 142,379
ASOS (1)(2) 2,815,598 30,463
AstraZeneca, ADR (USD)  4,311,000 281,810
Bridgepoint Group  16,507,224 48,989
Bunzl  2,203,067 80,877

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Compass Group  7,722,629 184,478
Diageo  4,227,232 184,840
Direct Line Insurance Group  18,745,493 41,102
Dr. Martens  12,683,483 24,309
Great Portland Estates  9,437,615 66,385
GSK, ADR (USD) (2) 2,638,404 93,030
Johnson Matthey  3,727,835 104,129
Kingfisher  42,780,053 147,588
Lloyds Banking Group  174,487,096 113,556
Melrose Industries  65,331,342 115,190
National Grid  10,801,254 137,315
Next  1,348,310 110,392
Persimmon  4,310,369 75,282
Shell, ADR (USD)  2,429,537 142,881
Standard Chartered  8,043,824 67,565
Unilever  6,546,884 333,231
Vodafone Group, ADR (USD)  8,825,904 102,204
WPP  13,366,374 156,169
Total United Kingdom (Cost
$3,158,319
)
2,852,019
UNITED STATES 1.8%
Common Stocks 1.8%
Broadcom  351,885 205,856
NXP Semiconductors  995,266 183,438
Total United States (Cost
$106,654
)
389,294
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 579,987,395 579,988
Total Short-Term Investments (Cost $579,988) 579,988

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 46,786,129 46,786
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 46,786
Total Securities Lending Collateral (Cost $46,786) 46,786
Total Investments in Securities 100.0%
(Cost $18,399,485) $ 21,564,518
Other Assets Less Liabilities 0.0% 7,414
Net Assets 100.0% $ 21,571,932
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 4,797++
Totals $ —# $ — $ 4,797+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 627,586  ¤  ¤ $ 626,774
Total $ 626,774^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,797 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $626,774.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Overseas Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Overseas Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Overseas Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,235,422 $ 19,572,623 $ — $ 20,808,045
Preferred Stocks — 129,699 — 129,699
Short-Term Investments 579,988 — — 579,988
Securities Lending Collateral 46,786 — — 46,786
Total $ 1,862,196 $ 19,702,322 $ — $ 21,564,518

T. ROWE PRICE Overseas Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F165-054Q1 01/23